Debt Due to Related Parties, Net - Narrative (Details) - USD ($) $ in Thousands				3 Months Ended				12 Months Ended
	Mar. 24, 2022	Dec. 01, 2021	Aug. 13, 2020	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Payment of deferred financing costs for debt				$ 0	$ 0	$ 8,628	$ 100	$ 0	$ 1,114	$ 3,207
Loss on extinguishment of debt, related parties						0		0	(34,013)	$ 0
HCLP Nominees, L.L.C
Debt Instrument [Line Items]
Additional debt or borrowings			$ 10,000
BHI
Debt Instrument [Line Items]
Percentage of preferred units			5.00%
Grant tax liability			$ 30,000
Put liability				$ 0		$ 3,800		$ 0
First and Second Lien Credit Agreement | HCLP Nominees, L.L.C | Beneficent Capital Company
Debt Instrument [Line Items]
Maximum interest rate			9.50%
Installment payments	$ 5,000
Fee percentage	6.50%
Principal and interest payments, maximum return amount		$ 20,000
Amount returned		17,950
Amendment fee		$ 1,000
Loss on extinguishment of debt, related parties									$ (19,500)
London Interbank Offered Rate (LIBOR) | First and Second Lien Credit Agreement | HCLP Nominees, L.L.C | Beneficent Capital Company
Debt Instrument [Line Items]
Basis spread			8.00%
London Interbank Offered Rate (LIBOR) | First and Second Lien Credit Agreement | HCLP Nominees, L.L.C | Beneficent Capital Company
Debt Instrument [Line Items]
Basis spread			8.00%